Submission	Jun. 16, 2026
Submission [Line Items]
Central Index Key	0000731802
Registrant Name	ATMOS ENERGY CORP
Registration File Number	333-283563
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES